INVENTORIES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventories Tables
Provision for obsolescence Technical stock	$ 21,839	$ 31,647
Provision for obsolescenceNon-technical stock	6,488	3,429
Total	$ 28,327	$ 35,076